Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund
TOUCHSTONE HIGH YIELD FUND SUMMARY
The Fund's Investment Goal
The Touchstone High Yield Fund (the “Fund”) seeks to achieve a high level of income as its main goal.
Capital appreciation is a secondary consideration.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 22 and in the Fund's Statement of Additional Information (“SAI”) on page 40.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone High Yield Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone High Yield Fund		Class A		Class C	Class Y	Institutional
Management Fees		0.50%		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		0.25%	[1]	1.00%	none	none
Other Expenses		0.38%		0.37%	0.33%	0.25%
Total Annual Fund Operating Expenses		1.13%		1.87%	0.83%	0.75%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.08%)		(0.07%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[2]	1.05%		1.80%	0.80%	0.72%
[1]	The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended September 30, 2013.
[3]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of 'Acquired Fund Fees and Expenses,' if any; other extraordinary expenses not incurred in the ordinary course of business; amounts, if any) in order to limit annual fund operating expenses to 1.05%, 1.80%, 0.80%, and 0.72% of average monthly net assets for Classes A, C, Y and Institutional Class shares, respectively. This expense limitation is effective through January 29, 2015 but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount. See the discussion entitled 'Fees Paid to the Advisor and Sub-Advisor' under the section entitled 'The Advisor' in the Fund's Statement of Additional Information for more information.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual expense limits).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Touchstone High Yield Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	577	283	82	74
Expense Example, with Redemption, 3 Years	809	581	262	237
Expense Example, with Redemption, 5 Years	1,060	1,004	458	414
Expense Example, with Redemption, 10 Years	1,778	2,185	1,023	928

Assuming No Redemption
Expense Example, No Redemption (USD $)	Touchstone High Yield Fund Class C
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	581
Expense Example, No Redemption, 5 Years	1,004
Expense Example, No Redemption, 10 Years	2,185

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment-grade debt securities.  This is a non-fundamental policy that can be changed by the Fund upon 60-days prior notice to shareholders.  The Fund generally invests in non-investment-grade debt securities of domestic corporations.  Non-investment-grade debt securities are higher risk, lower quality securities, often referred to as “junk bonds”, and are considered speculative.  They are rated below BBB- by S&P and Fitch or below Baa3 by Moody's.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington” or “Sub-Advisor”), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure.  The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities.  Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

The Fund's Principal Risks

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Credit Risk:  The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions.  This could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.  Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates.  Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years.  Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc.(the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Investment-Grade Debt Securities Risk:  Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers' ability to make payments of interest and principal.  There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities.  Part of the reason for this high risk is that non-investment-grade debt securities are generally unsecured and therefore, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid. Non-investment-grade debt securities may also be less liquid.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the BofA Merrill Lynch High Yield Cash Pay Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.  More recent performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

High Yield Fund - Class A Total Returns as of December 31

Best Quarter: Second Quarter 2009 22.23% Worst Quarter: Fourth Quarter 2008 -20.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for Class A shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

Class A shares began operations on May 1, 2000, Class C shares began operations on May 23, 2000, Class Y shares began operations on February 1, 2007, and Institutional Class shares began operations on January 27, 2012.

Average Annual Total Returns For the period ended December 31, 2013
Average Annual Total Returns Touchstone High Yield Fund		Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A		Class A Return Before Taxes	0.43%	15.64%	6.75%
Class A After Taxes on Distributions		Class A Return After Taxes on Distributions	(1.95%)	12.52%	3.85%
Class A After Taxes on Distributions and Sale of Fund Shares		Class A Return After Taxes on Distributions and Sale of Fund Shares	0.21%	11.18%	4.03%
Class C		Class C Return Before Taxes	3.69%	15.89%	6.46%
Class Y	[1]	Class Y Return Before Taxes	5.75%	17.06%	7.49%
Institutional	[1]	Institutional Return Before Taxes	5.87%	16.95%	7.35%
BofA Merrill Lynch High Yield Cash Pay Index		BofA Merrill Lynch High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)	7.38%	18.46%	8.38%
[1]	Classes Y and Institutional shares performance was calculated using the historical performance of Class A shares for the periods prior to February 1, 2007 and January 27, 2012, respectively.